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Citizens
Trust[Trademark]

One Harbour Place             Telephone: 603.436.5152
Suite 525                     Facsimile: 603.433.4209
Portsmouth                    1.800.223.7010
New Hampshire 03801           E-mail: welcome@efund.com

VIA EDGARLINK

November 7, 1997

Securities and Exchange Commission
Division of Investment Management
450 5th Street, NW
Washington, DC 20549-1004


Re: Citizens Investment Trust Mutual Funds-File Nos. 002-80886 and 811-03626 (the "Registrant"), Single Prospectus for the Working Assets Money Market and Citizens Index Portfolios, dated October 30, 1997.


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned prospectus that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 39 to the Registrant's registration statement on Form N-1A would not have differed from that contained in said Amendment, which is the most recent amendment to such registration statement and was filed electronically on October 31, 1997.

Please do not hesitate to contact me if you have any questions.

                          Sincerely,
                          [Signature of Joseph F. Keefe]
                          Joseph F. Keefe
                          Executive Vice President
                          General Counsel